Summary of Significant Accounting Policies (Details)	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Summary of Significant Accounting Policies [Line Items]
Net loss	$ (4,227,698)	$ (4,392,880)
Cash in operation	(4,661,339)	(3,833,914)
Accumulated deficit	(19,492,389)	(15,264,691)
Working capital	6,737,542
Cash and cash equivalents	4,748,700	3,905,799
Short-term investments	2,110,065	3,174,724	$ 4,140,880
Federal deposit insurance corporation	250,000
Unrealized gain on marketable debt securities	3,409	8,646
Unrealized (loss) gain on short-term investments	(3,240)
Native staking activities amounted	207
Crypto assets amounted	98,584
Prepaid expenses and other current assets	208,559	30,957
Prepaid expenses and other assets – non-current		59,145
Useful life	20 years
Research and development cost	$ 2,160,829	2,368,156
Operating segment	1
FDIC [Member]
Summary of Significant Accounting Policies [Line Items]
Federal deposit insurance corporation	$ 4,249,000	$ 3,406,000